Discontinued operations and assets classified as held for sale - Net cash provided by (used for) discontinued operations (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [abstract]
Net cash provided by (used for) operating activities	€ (13)	€ 123	€ (27)
Net cash provided by (used for) investing activities			15
Net cash provided by (used for) discontinued operations	€ (13)	€ 123	€ (12)